Note 11 - Subsequent Events (Details) (USD $)	1 Months Ended				6 Months Ended		12 Months Ended		85 Months Ended		0 Months Ended			5 Months Ended					0 Months Ended	2 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	2 Months Ended		1 Months Ended		0 Months Ended					0 Months Ended
	Jun. 23, 2010	Feb. 12, 2014	Dec. 31, 2013	Apr. 29, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	May 13, 2010	Aug. 12, 2014 Warrant [Member] Subsequent Event [Member] 8% Secured Convertible Notes [Member]	Feb. 12, 2014 Warrant [Member]	Jun. 15, 2012 Warrant [Member]	Jun. 30, 2014 Warrant [Member]	May 13, 2010 Warrant [Member]	Jan. 14, 2014 Private Placements [Member] Subsequent Event [Member]	Aug. 31, 2013 Private Placements [Member]	Feb. 28, 2014 Conversion Feature and Warrants [Member] Subsequent Event [Member] Senior Secured 6% Notes [Member]	Aug. 12, 2014 Common Stock [Member] Subsequent Event [Member] Issued Upon Consummation of Underwritten Offering [Member] 8% Secured Convertible Notes [Member]	Feb. 28, 2014 Common Stock [Member] Subsequent Event [Member] Senior Secured 6% Notes [Member]	Aug. 12, 2014 Common Stock [Member] Subsequent Event [Member] 8% Secured Convertible Notes [Member]	Feb. 12, 2014 Common Stock [Member] 6% Secured Convertible Notes [Member]	Dec. 31, 2007 Common Stock [Member]	Aug. 12, 2014 Subsequent Event [Member] Scenario, Plan [Member] 8% Secured Convertible Notes [Member]	Feb. 28, 2014 Subsequent Event [Member] Senior Secured 6% Notes [Member]	Feb. 12, 2014 Subsequent Event [Member] Senior Secured 6% Notes [Member]	Jul. 21, 2014 Subsequent Event [Member] 6% Secured Convertible Notes [Member]	Jul. 29, 2014 Subsequent Event [Member] 6% Secured Convertible Notes [Member]	Aug. 12, 2014 Subsequent Event [Member] 8% Secured Convertible Notes [Member]	Apr. 22, 2014 Subsequent Event [Member] Reverse Stock Split [Member]	Feb. 12, 2014 6% Secured Convertible Notes [Member]	Jun. 30, 2014 6% Secured Convertible Notes [Member]	Feb. 28, 2014 6% Secured Convertible Notes [Member]	Apr. 22, 2014 Reverse Stock Split [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			24,001				24,001	224,000	24,001							40,001	40,000									414,456					414,457
Debt Instrument, Face Amount																									$ 1,906,500	$ 1,906,500					$ 1,906,500		$ 1,906,500
Interest rate on senior secured convertible notes			2.50%		2.50%		2.50%	2.50%	2.50%																6.00%	6.00%			8.00%		6.00%	6.00%	6.00%
Payments for Commissions																									68,720						70,720
Stock Issued During Period, Shares, New Issues (in Shares)			199,716	160,541																6,535		6,535	1,923,303								6,535
Stock Issued During Period, Value, New Issues																				23,395		23,395	192								23,395
Debt Instrument, Term		3 years																							3 years				1 year
Debt Instrument, Convertible, Conversion Price (in Dollars per share)											$ 2.00														$ 2.30				$ 1.11		$ 2.30
Warrants, Term																									10 years				5 years
Extension of Warrant Terms Held by Participants From Date of Original Issuance																									10 years
Debt Instrument, Convertible, Beneficial Conversion Feature								1,498,333																	2,951,776				275,356
Warrants and Rights Outstanding											224,644														1,491,780
Derivative Liability, Fair Value, Gross Liability										3,542,348		143,997			1,172,103			4,443,556
Excess of Derivative Liabilities at Fair Value Over Note Value																									2,537,056
Aggregate Valuation Increase of Warrants																									564,849
Stockholders' Equity Note, Stock Split, Conversion Ratio	200																													10				10
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																											14,453	24,088
Debt Conversion, Converted Instrument, Amount					436,315	169,765	169,765	1,448,130	2,190,616																		15,000	25,000
Debt Conversion Converted Instrument Accrued Interest Amount																											393	654
Proceeds from Convertible Debt					1,906,500			1,498,333	2,893,339																				500,000
Debt Instrument, Convertible, Number of Equity Instruments																			225,228		450,457
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed																													115.00%
Percent of Principal Value of Convertible Notes Authorized Under Warrant																													50.00%
Amortization of Debt Discount (Premium)					$ 670,282	$ 357,723	$ 557,453	$ 769,185	$ 2,266,942															$ 500,000
Fair Value Assumptions, Risk Free Interest Rate											1.83%	2.80%	0.29%	2.53%
Fair Value Assumptions, Expected Dividend Rate											0.00%	0.00%	0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate											136.00%	211.00%	111.00%	198.00%
Fair Value Assumptions, Expected Term											5 years	10 years	1 year 317 days	9 years 211 days